SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - Shanghai Bank [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt instrument, maturity date, description	due January 2023
Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate	1.00%
Debt instrument, maturity date, description	February 2024
Minimum [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt interest rate		1.00%
Debt instrument, maturity date, description		February 2024
Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate	1.50%
Debt instrument, maturity date, description	November 2026
Maximum [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt interest rate		1.50%
Debt instrument, maturity date, description		November 2026